DERIVATIVE FINANCIAL INSTRUMENTS - Debt conversion share adjustment obligations (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) agreement shares	Sep. 30, 2024 agreement $ / shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
DERIVATIVE FINANCIAL INSTRUMENTS
Issuance of common stock (in shares) | shares			249,037
Amount of derivative liabilities associated with share reset adjustment | $			$ 4,229,478	$ 273,702	$ 234,389
Share Reset Derivative Liability
DERIVATIVE FINANCIAL INSTRUMENTS
Number of conversion agreements | agreement	5	5
Number of conversion agreements with related parties | agreement		3
Threshold trading days prior to reset date		5 days
Minimum reset price | $ / shares		$ 40
Threshold period for computation of reset date from the date of conversion agreement		6 months
Conversion price | $ / shares		$ 64
Issuance of common stock (in shares) | shares	85,537
Amount of derivative liabilities associated with share reset adjustment | $	$ 1,712,005